Accounting Policies - Future Cash Flows Projections Growth Rate of Non-financial Assets (Detail)	Dec. 31, 2021	Dec. 31, 2020
Argentina | Argentine peso [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	10.00%
Argentina | Argentine peso [Member] | Bottom of range [member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates		10.10%
Argentina | Argentine peso [Member] | Top of Range [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates		12.80%
Brazil | Brazilian Reals [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	3.00%	3.50%
Peru | Peruvian sol [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	2.50%	2.50%
Colombia | Colombian peso [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	3.00%	3.00%
Costa Rica | U.S. Dollar [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	2.00%	0.00%
Guatemala | U.S. Dollar [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	2.00%	0.00%
Panama | U.S. Dollar [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	2.00%	0.00%